Other Financial Liabilities - Summary of secured and unsecured bonds by currency and maturity (Details) - Secured And Unsecured Bonds [Member] - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	$ 894,770	$ 696,692
Non-Current Bonds, Maturities	$ 5,066,321	$ 4,512,487
Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current Bonds, Maturities	$ 7,420	$ 8,274
Non-Current Bonds, Maturities	$ 10,802	$ 19,500
Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current Bonds, Maturities	$ 25,059	$ 25,059
Non-Current Bonds, Maturities	$ 747,045	$ 772,104
Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.31%	6.34%
Current Bonds, Maturities	$ 64,323	$ 87,211
Non-Current Bonds, Maturities	$ 517,568	$ 476,797
Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.06%	6.64%
Current Bonds, Maturities	$ 11,073	$ 9,398
Non-Current Bonds, Maturities	$ 14,476	$ 25,410
Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.18%	7.44%
Current Bonds, Maturities	$ 211,033	$ 340,815
Non-Current Bonds, Maturities	$ 1,723,810	$ 1,732,363
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.34%	7.91%
Current Bonds, Maturities	$ 575,862	$ 225,935
Non-Current Bonds, Maturities	2,052,620	1,486,313
One to three months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	130,405	289,049
One to three months [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	340	571
One to three months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	6,265	6,265
One to three months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	6,444	12,238
One to three months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	305	8,513
One to three months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	28,377	199,799
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	88,674	61,663
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	764,365	407,643
Three to twelve months [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	7,080	7,703
Three to twelve months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	18,794	18,794
Three to twelve months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	57,879	74,973
Three to twelve months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	10,768	885
Three to twelve months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	182,656	141,016
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	487,188	164,272
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	828,877	588,099
One to two years | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	7,247	8,011
One to two years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059	25,059
One to two years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	51,881	59,512
One to two years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	11,039
One to two years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	394,102	200,620
One to two years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	349,956	283,858
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	796,760	805,181
Two to three years | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	3,555	7,732
Two to three years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059	25,059
Two to three years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	54,694	47,306
Two to three years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	617
Two to three years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	338,555	385,414
Two to three years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	374,265	339,053
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	878,411	683,287
Three to four years | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		3,757
Three to four years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059	25,059
Three to four years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	65,866	50,068
Three to four years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	617
Three to four years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	283,029	329,556
Three to four years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	503,825	274,230
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	620,987	600,656
Four to five years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	25,059	25,059
Four to five years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	61,329	61,039
Four to five years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	632	617
Four to five years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	173,072	191,919
Four to five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	360,895	322,022
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	1,941,286	1,835,264
More than five years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	646,809	671,868
More than five years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	283,798	258,872
More than five years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	11,948	12,520
More than five years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	535,052	624,854
More than five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	$ 463,679	$ 267,150